GENERAL OVERVIEW (Details)	May 10, 2021	Mar. 19, 2020
GENERAL OVERVIEW
Maximum Number of Days Prior to the Closing Date for Calculating Exchange Ratio	10 days
Period of holding of common shares for exercise of options	12 months
Stock split ratio		2